Consolidated Statements of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Profit before income taxes	₩ 4,911,508	₩ 4,466,610	₩ 3,797,608
Adjustments for:
Interest income (Note 31)	(15,707,362)	(13,572,456)	(11,798,654)
Interest expense (Note 31)	5,969,398	4,992,367	3,955,701
Dividend income (Note 33)	(82,158)	(87,826)	(257,306)
Net fees and commission expense	125,975	176,932	169,640
Net insurance loss	2,098,617	2,080,509	2,571,094
Net loss (gain) on financial instruments at fair value through profit or loss (Note 34)	(427,618)	66,455
Net loss (gain) on financial instruments at fair value through profit or loss (overlay approach) (Note 9)	247,585	(74,944)
Net trading loss (gain) (Note 35)			(334,133)
Net foreign currency translation loss (gain)	147,952	377,632	(87,384)
Net loss (gain) on financial instruments designated at fair value through profit or loss (IFRS 9) (Note 36)	33,872	(382,667)
Net loss on financial instruments designated at fair value through profit or loss (IAS 39) (Note 37)			231,772
Net gain on disposal of financial asset at fair value through other comprehensive income (Note 11)	(152,278)	(20,554)
Net gain on disposal of available-for-sale financial assets			(499,187)
Net loss (gain) on disposal of securities at amortized cost (Note 11)	(66)	9
Provision for allowance for credit loss (Note 38)	980,692	747,877
Provision for credit losses (Note 39)			815,249
Impairment losses on other financial assets (Note 39)			198,299
Employee costs	188,313	155,672	232,709
Depreciation and amortization (Note 40)	677,152	301,916	253,344
Other operating expense (income) (Note 42)	305,781	(278,274)	602,027
Equity method income, net (Note 15)	(53,287)	(17,488)	(20,393)
Other non-operating expense (income), net (Note 43)	148,091	3,147	(29,080)
Sub-total	(5,499,341)	(5,531,693)	(3,996,302)
Changes in assets and liabilities:
Cash and due from banks at amortized cost	(10,059,356)	6,024,743	0
Due from banks	0	0	(3,347,818)
Securities at fair value through profit or loss	(3,977,211)	(3,082,516)	0
Due from banks at fair value through profit or loss	73,904	(82,014)	0
Loans at fair value through profit or loss	(943,321)	(422,326)	0
Trading assets and liabilities	0	0	(1,706,990)
Financial asset designated at fair value through profit or loss (IFRS 9)	847,715	723,037	0
Financial instruments designated at fair value through profit or loss(IAS 39)	0	0	(1,300,760)
Derivative instruments	58,532	203,006	(488,706)
Loans at amortized cost	(18,831,825)	(27,547,413)	0
Loans			(19,232,732)
Other assets	(4,452,651)	(5,177,725)	(250,806)
Deposits	29,123,272	16,699,467	15,632,957
Liabilities for defined benefit obligations	(263,882)	(145,639)	(178,054)
Provisions	28,380	14,542	(69,584)
Other liabilities	7,851,505	174,590	4,845,053
Sub-total	(544,938)	(12,618,248)	(6,097,440)
Income taxes paid	(1,130,148)	(850,696)	(664,286)
Interest received	15,200,114	13,208,601	11,425,960
Interest paid	(5,793,865)	(5,058,596)	(3,710,093)
Dividends received	35,716	63,826	265,887
Net cash provided by operating activities	7,179,046	(6,320,196)	1,021,334
Cash flows from investing activities
Decrease in financial instruments at fair value through profit or loss	3,690,283	2,150,860	0
Increase in financial instruments at fair value through profit or loss	(6,712,873)	(3,290,960)	0
Proceeds from disposal of financial assets at fair value through other comprehensive income	36,334,241	27,074,948	0
Acquisition of financial assets at fair value through other comprehensive income	(46,908,632)	(27,037,290)	0
Proceeds from disposal of available-for-sale financial assets			29,638,281
Acquisition of available-for-sale financial assets	0	0	(34,703,066)
Proceeds from disposal of financial assets at amortized cost	6,722,627	2,093,506	0
Acquisition of financial assets at amortized cost	(12,209,898)	(5,836,342)	0
Proceeds from disposal of held-to-maturity financial assets			1,712,326
Acquisition of held-to-maturity financial assets		0	(7,033,310)
Proceeds from disposal of property and equipment (Notes 13 and 43)	51,942	39,202	11,459
Acquisition of property and equipment (Note 13)	(270,386)	(142,933)	(155,186)
Proceeds from disposal of intangible assets (Notes 14 and 43)	24,825	3,638	9,286
Acquisition of intangible assets (Note 14)	(318,930)	(157,160)	(111,257)
Proceeds from disposal of investments in associates	182,604	189,118	163,649
Acquisition of investments in associates	(669,341)	(227,914)	(380,213)
Proceeds from disposal of investment property (Notes 16 and 43)	86,422	15,433	4,869
Acquisition of investment property (Note 16)	(2,774)	(115,333)	(2,125)
Proceeds from disposal of assets held for sale	137	4,498	10,466
Proceeds from settlement of hedging derivative financial instruments for available-for-sale financial assets	19,303	67,039	85,616
Payment for settlement of hedging derivative financial instruments for available-for-sale financial assets	(195,900)	(26,653)	(27,629)
Business combination, net of cash acquired (used) (Notes 50)	(2,246,932)	(4,498)	83,631
Other, net	(264,585)	(311,744)	(10,435)
Net cash used in investing activities	(22,687,867)	(5,512,585)	(10,703,638)
Cash flows from financing activities
Issuance of hybrid bonds	199,476	1,107,838	224,466
Redemption of hybrid bonds	0	0	(300,000)
Net increase in borrowings	5,017,269	1,772,203	3,047,844
Proceeds from debt securities issued	31,083,390	26,487,712	20,006,957
Repayments of debt securities issued	(19,881,717)	(14,689,246)	(12,222,815)
Dividends paid	(830,772)	(714,705)	(706,565)
Proceeds from settlement of hedging derivative financial instruments for debt securities issued	1,694,362	10,675	65,220
Payment for settlement of hedging derivative financial instruments for debt securities issued	(1,716,320)	(16,832)	(6,509)
Acquisition of treasury stock	(444,077)	(151,993)	0
Redemption of preferred stock	0	0	0
Increase in non-controlling interests	312,390	347	215,357
Redemption of lease liabilities	(269,362)
Issuance of convertible preferred shares	747,791
Other, net	(33,619)	528	8,498
Net cash provided by financing activities	15,878,811	13,806,527	10,332,453
Effect of exchange rate fluctuations on cash and cash equivalents held	29,428	(30,640)	(46,035)
Increase (decrease) in cash and cash equivalents	399,418	1,943,106	604,114
Cash and cash equivalents at beginning of year	8,179,756	6,236,650	5,632,536
Cash and cash equivalents at end of year	₩ 8,579,174	₩ 8,179,756	₩ 6,236,650